Intangible Assets (Details) - Schedule of Movement in Carrying Amount - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement in Carrying Amount [Line Items]
Cost at beginning	$ 172,800	$ 139,756
Amortization and impairment losses beginning	(172,800)	(139,756)
Carrying amount beginning
Acquisitions through business combinations		33,449
Effect of changes in exchange rates		(405)
Cost at ending	175,035	172,800
Acquisitions of intangible	2,235
Amortization for the year		(2,002)
Effect of changes in exchange rates		3
Impairment loss		(31,045)
Amortization and impairment losses ending	(172,800)	(172,800)
Carrying amount ending	2,235
Goodwill [Member]
Schedule of Movement in Carrying Amount [Line Items]
Cost at beginning	111,294	89,244
Amortization and impairment losses beginning	(111,294)	(89,244)
Carrying amount beginning
Acquisitions through business combinations		22,050
Effect of changes in exchange rates
Cost at ending	111,294	111,294
Acquisitions of intangible
Amortization for the year
Effect of changes in exchange rates
Impairment loss		(22,050)
Amortization and impairment losses ending	(111,294)	(111,294)
Carrying amount ending
Technology [Member]
Schedule of Movement in Carrying Amount [Line Items]
Cost at beginning	48,436	39,987
Amortization and impairment losses beginning	(48,436)	(39,987)
Carrying amount beginning
Acquisitions through business combinations		8,902
Effect of changes in exchange rates		(453)
Cost at ending	50,671	48,436
Acquisitions of intangible	2,235
Amortization for the year		(1,654)
Effect of changes in exchange rates		13
Impairment loss		(39,987)
Amortization and impairment losses ending	(48,436)	(48,436)
Carrying amount ending	2,235
Development Costs [Member]
Schedule of Movement in Carrying Amount [Line Items]
Cost at beginning	7,672	7,672
Amortization and impairment losses beginning	(7,672)	(7,672)
Carrying amount beginning
Acquisitions through business combinations
Effect of changes in exchange rates
Cost at ending	7,672	7,672
Acquisitions of intangible
Amortization for the year
Effect of changes in exchange rates
Impairment loss
Amortization and impairment losses ending	(7,672)	(7,672)
Carrying amount ending
Other intangible assets [Member]
Schedule of Movement in Carrying Amount [Line Items]
Cost at beginning	5,398	2,853
Amortization and impairment losses beginning	(5,398)	(2,853)
Carrying amount beginning
Acquisitions through business combinations		2,497
Effect of changes in exchange rates		48
Cost at ending	5,398	5,398
Acquisitions of intangible
Amortization for the year		(348)
Effect of changes in exchange rates		(10)
Impairment loss		(2,187)
Amortization and impairment losses ending	(5,398)	(5,398)
Carrying amount ending